Critical accounting judgements and key sources of estimation uncertainty (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Accounting Judgements And Estimates [Abstract]
Disclosure of generation of multiple economic assumptions by quarter and by year
Key annual assumptions made by the Group are shown below. Gross domestic product and Consumer Price Index (CPI) inflation are presented as an annual change, house price growth and commercial real estate price growth are presented as the growth in the respective indices within the period. Unemployment rate and UK Bank Rate are averages for the period. For 31 December 2021, CPI numbers are translations of modelled Retail Price Index excluding mortgage interest payments (RPIX) estimates, except for the base case view.
The key UK economic assumptions made by the Group averaged over a five-year period are also shown below. The use of calendar years maintains a comparability between tables disclosed, noting that comparatives reflect one calendar year earlier.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)

At 30 June 2022	2022%	2023%	2024%	2025%	2026%	2022 to 2026 average %

Upside
Gross domestic product	3.5	1.2	1.8	1.7	1.7	2.0
Unemployment rate	3.1	2.7	2.9	3.2	3.4	3.1
House price growth	3.2	3.6	9.3	5.9	4.3	5.2
Commercial real estate price growth	9.2	1.8	0.9	(0.9)	(0.2)	2.1
UK Bank Rate	1.64	3.12	2.97	2.88	2.78	2.68
CPI inflation	8.6	5.5	2.5	1.9	2.2	4.1

Base case
Gross domestic product	3.3	0.6	1.5	1.6	1.7	1.7
Unemployment rate	3.8	4.2	4.4	4.5	4.5	4.3
House price growth	1.8	(1.4)	3.4	1.2	1.0	1.2
Commercial real estate price growth	1.8	(5.0)	(1.6)	(1.3)	0.8	(1.1)
UK Bank Rate	1.44	2.25	2.00	2.00	2.00	1.94
CPI inflation	8.6	5.5	2.2	1.3	1.5	3.8

Downside
Gross domestic product	3.0	(0.1)	1.1	1.4	1.7	1.4
Unemployment rate	4.5	6.0	6.3	6.1	5.9	5.8
House price growth	(0.1)	(7.6)	(4.6)	(5.1)	(3.5)	(4.2)
Commercial real estate price growth	(4.4)	(11.9)	(5.5)	(3.6)	(0.7)	(5.3)
UK Bank Rate	1.25	1.23	0.80	0.85	0.95	1.02
CPI inflation	8.7	5.5	1.8	0.6	0.7	3.5

Severe downside
Gross domestic product	1.6	(1.8)	1.0	1.4	1.6	0.8
Unemployment rate	5.8	8.7	8.7	8.3	7.7	7.8
House price growth	(1.6)	(14.0)	(12.3)	(10.5)	(6.4)	(9.1)
Commercial real estate price growth	(14.9)	(20.9)	(11.0)	(5.6)	1.0	(10.6)
UK Bank Rate – modelled	0.76	0.18	0.18	0.21	0.24	0.31
UK Bank Rate – adjusted	2.94	4.75	3.00	2.25	2.25	3.04
CPI inflation – modelled	8.6	5.1	0.9	(0.5)	(0.5)	2.7
CPI inflation – adjusted	9.8	13.7	4.1	1.7	0.1	5.9

Probability-weighted
Gross domestic product	3.1	0.3	1.5	1.5	1.7	1.6
Unemployment rate	4.0	4.7	5.0	5.0	4.9	4.7
House price growth	1.3	(3.0)	1.2	(0.5)	(0.1)	(0.2)
Commercial real estate price growth	0.5	(6.6)	(3.0)	(2.3)	0.1	(2.3)
UK Bank Rate – modelled	1.37	2.00	1.75	1.74	1.75	1.72
UK Bank Rate – adjusted	1.59	2.46	2.03	1.94	1.95	1.99
CPI inflation – modelled	8.6	5.5	2.0	1.1	1.3	3.7
CPI inflation – adjusted	8.8	6.3	2.3	1.3	1.3	4.0
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)

At 31 December 2021	2021%	2022%	2023%	2024%	2025%	2021 to 2025 average %

Upside
Gross domestic product	7.1	4.0	1.4	1.3	1.4	3.0
Unemployment rate	4.4	3.3	3.4	3.5	3.7	3.7
House price growth	10.1	2.6	4.9	4.7	3.6	5.1
Commercial real estate price growth	12.4	5.8	0.7	1.0	(0.6)	3.7
UK Bank Rate	0.14	1.44	1.74	1.82	2.03	1.43
CPI inflation	2.6	5.9	3.3	2.6	3.3	3.5

Base case
Gross domestic product	7.1	3.7	1.5	1.3	1.3	2.9
Unemployment rate	4.5	4.3	4.4	4.4	4.5	4.4
House price growth	9.8	0.0	0.0	0.5	0.7	2.1
Commercial real estate price growth	10.2	(2.2)	(1.9)	0.1	0.6	1.2
UK Bank Rate	0.14	0.81	1.00	1.06	1.25	0.85
CPI inflation	2.6	5.9	3.0	1.6	2.0	3.0

Downside
Gross domestic product	7.1	3.4	1.3	1.1	1.2	2.8
Unemployment rate	4.7	5.6	5.9	5.8	5.7	5.6
House price growth	9.2	(4.9)	(7.8)	(6.6)	(4.7)	(3.1)
Commercial real estate price growth	8.6	(10.1)	(7.0)	(3.4)	(0.3)	(2.6)
UK Bank Rate	0.14	0.45	0.52	0.55	0.69	0.47
CPI inflation	2.6	5.8	2.8	1.3	1.6	2.8

Severe downside
Gross domestic product	6.8	0.9	0.4	1.0	1.4	2.1
Unemployment rate	4.9	7.7	8.5	8.1	7.6	7.3
House price growth	9.1	(7.3)	(13.9)	(12.5)	(8.4)	(6.9)
Commercial real estate price growth	5.8	(19.6)	(12.1)	(5.3)	(0.5)	(6.8)
UK Bank Rate	0.14	0.04	0.06	0.08	0.09	0.08
CPI inflation	2.6	5.8	2.3	0.5	0.9	2.4

Probability-weighted
Gross domestic product	7.0	3.4	1.3	1.2	1.3	2.8
Unemployment rate	4.6	4.7	5.0	5.0	4.9	4.8
House price growth	9.6	(1.4)	(2.3)	(1.7)	(1.0)	0.6
Commercial real estate price growth	9.9	(3.9)	(3.7)	(1.2)	(0.1)	0.1
UK Bank Rate	0.14	0.82	0.99	1.04	1.20	0.83
CPI inflation	2.6	5.9	2.9	1.7	2.2	3.1
Key quarterly assumptions made by the Group in the base case scenario are shown below. Gross domestic product is presented quarter-on-quarter. House price growth, commercial real estate price growth and CPI inflation are presented year-on-year i.e from the equivalent quarter in the previous year. Unemployment rate and UK Bank Rate are presented as at the end of each quarter.

At 30 June 2022	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%	First quarter 2023%	Second quarter 2023%	Third quarter 2023%	Fourth quarter 2023%

Gross domestic product	0.8	(0.4)	0.1	0.2	0.2	0.2	0.4	0.4
Unemployment rate	3.7	3.8	3.8	3.9	4.0	4.2	4.3	4.3
House price growth	11.1	10.5	6.8	1.8	(2.2)	(4.1)	(3.7)	(1.4)
Commercial real estate price growth	18.0	15.3	9.5	1.8	(4.3)	(6.3)	(5.3)	(5.0)
UK Bank Rate	0.75	1.25	1.75	2.00	2.25	2.25	2.25	2.25
CPI inflation	6.2	9.1	9.3	10.0	9.0	5.4	5.0	2.8

At 31 December 2021	First quarter 2021%	Second quarter 2021%	Third quarter 2021%	Fourth quarter 2021%	First quarter 2022%	Second quarter 2022%	Third quarter 2022%	Fourth quarter 2022%

Gross domestic product	(1.3)	5.4	1.1	0.4	0.1	1.5	0.5	0.3
Unemployment rate	4.9	4.7	4.3	4.3	4.4	4.3	4.3	4.3
House price growth	6.5	8.7	7.4	9.8	8.4	6.1	3.2	0.0
Commercial real estate price growth	(2.9)	3.4	7.5	10.2	8.4	5.2	0.9	(2.2)
UK Bank Rate	0.10	0.10	0.10	0.25	0.50	0.75	1.00	1.00
CPI inflation	0.6	2.1	2.8	4.9	5.3	6.5	6.3	5.3

Disclosure of ECL sensitivity to economic assumptions
The table below shows the Group’s ECL for the upside, base case, downside and severe downside scenarios. The stage allocation for an asset is based on the overall scenario probability-weighted PD and, hence, the staging of assets is constant across all the scenarios. In each economic scenario the ECL for individual assessments and post-model adjustments is constant, reflecting the basis on which they are evaluated. Judgements applied through changes to inputs are reflected in the scenario sensitivities. The probability-weighted view shows the extent to which a higher ECL allowance has been recognised to take account of multiple economic scenarios relative to the base case; the uplift being £372 million compared to £221 million at 31 December 2021.

At 30 June 2022	Probability- weighted £m	Upside £m	Base case £m	Downside £m	Severe downside £m

UK mortgages	837	462	610	980	2,213
Credit cards	629	546	597	686	804
Other Retail	997	949	981	1,029	1,093
Commercial Banking	1,383	1,194	1,286	1,451	2,040
Other	218	216	218	218	219
ECL allowance	4,064	3,367	3,692	4,364	6,369

At 31 December 2021
UK mortgages	837	637	723	967	1,386
Credit cards	521	442	500	569	672
Other Retail	908	844	892	947	1,034
Commercial Banking	1,316	1,182	1,246	1,384	1,728
Other	418	416	418	419	421
ECL allowance	4,000	3,521	3,779	4,286	5,241

	At 30 June 2022		At 31 December 2021
1pp increase in unemployment £m		1pp decrease in unemployment £m	1pp increase in unemployment £m	1pp decrease in unemployment £m

UK mortgages	13	(11)	23	(18)
Credit cards	22	(22)	20	(20)
Other Retail	14	(13)	14	(14)
Commercial Banking	53	(45)	49	(42)
Other	1	(1)	1	(1)
ECL impact	103	(92)	107	(95)
The table below shows the impact on the Group’s ECL in respect of UK mortgages resulting from an increase or decrease in loss given default for a 10 percentage point (pp) increase or decrease in the UK House Price Index (HPI). The increase or decrease is presented based on the adjustment phased evenly over the first ten quarters of the base case scenario. The increased ECL sensitivity in the period has resulted from the change in definition of default and associated model changes. This has resulted in greater univariate sensitivity of predicted defaults and possession rates to future house price levels, alongside the direct impact on forecast sale values.

	At 30 June 2022		At 31 December 2021
	10pp increase in HPI	10pp decrease in HPI	10pp increase in HPI	10pp decrease in HPI

ECL impact, £m	(137)	216	(112)	162
The table below analyses total ECL allowance by portfolio, separately identifying the amounts that have been modelled, those that have been individually assessed and those arising through the application of management judgement.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 2: Critical accounting judgements and key sources of estimation uncertainty (continued)

			Judgements due to:
At 30 June 2022	Modelled ECL £m	Individually assessed £m	COVID-19[1] £m	Inflationary risk £m	Other £m	Total ECL £m

UK mortgages	565	—	39	—	233	837
Credit cards	528	—	18	91	(8)	629
Other Retail	856	—	16	63	62	997
Commercial Banking	390	911	15	116	(49)	1,383
Other	18	—	200	—	—	218
Total	2,357	911	288	270	238	4,064

At 31 December 2021
UK mortgages	292	—	67	52	426	837
Credit cards	436	—	94	—	(9)	521
Other Retail	801	—	57	—	50	908
Commercial Banking	270	905	155	—	(14)	1,316
Other	18	—	400	—	—	418
Total	1,817	905	773	52	453	4,000
[1]Judgements introduced to address the impact that COVID-19 and resulting interventions have had on the Group’s economic outlook and observed loss experience, which have required additional model limitations to be addressed.
Except as noted below, the nature of the judgements is consistent with those applied by the Group in its financial statements for the year ended 31 December 2021. The 30 June 2022 allowance has been re-assessed based on latest economic outlook, data points and modelled result.
Judgements due to COVID-19
UK mortgages: £39 million (31 December 2021: £67 million)
These adjustments principally comprise:
Increase in time to repossession: £39 million (31 December 2021: £52 million)
This reflects an adjustment made to allow for an increase in the time assumed between default and repossession as a result of the Group temporarily suspending the repossession of properties to support customers during the pandemic. The reduction in scale of the judgement reflects the lower sensitivity of the time between default and repossession following the change in definition of default to align with the CRD IV regulatory definition adopted from 1 January 2022.
Credit cards: £18 million (31 December 2021: £94 million) and Other Retail: £16 million (31 December 2021: £57 million)
These adjustments principally comprise:
Recognition of support measures: Credit cards: £18 million (31 December 2021: £94 million) and Other Retail: £16 million (31 December 2021: £40 million)
Government support and subdued levels of consumer spending were judged to contribute to a reduced flow of accounts into default. Adjustments to address reduced default rates have been largely released following convergence between actual and predicted levels, with predicted levels reducing as a consequence of an improved economic outturn. Default rates continue to be adjusted for Motor and Business Banking where defaults remain below predictions, or in the case of Business Banking, susceptible to the impact of Business Bounce Back Loans. The remaining adjustment on credit cards is to reverse the benefit of lower predicted exposures at default due to the current subdued levels of consumer spending.
Judgements due to inflationary risk
Credit cards: £91 million (31 December 2021: £nil) and Other Retail: £63 million (31 December 2021: £nil)
Inflationary risk on Retail segments: Credit cards: £56 million (31 December 2021: £nil) and Other Retail: £33 million (31 December 2021: £nil)
Although portfolio performance remains strong, and no deterioration in credit risk has been observed to date due to high inflation and a rising interest rate environment, management have made an adjustment for customers most vulnerable to inflationary pressures and interest rate rises which may impact the ability to maintain repayment commitments. Additional ECL has been raised for customers with lower income levels and higher indebtedness based on a higher estimated likelihood of default. Management will monitor customer performance over time to ensure that this adjustment remains reasonable and appropriate.
Adjustment to affordability: Credit cards: £35 million (31 December 2021: £nil) and Other Retail: £30 million (31 December 2021: £nil)
The Group’s ECL models for credit cards and personal loan portfolios use predictions of wage growth to account for future affordability stress. As rapidly increasing inflation is currently eroding assumed nominal wage growth, adjustments have been made to the econometric models to account for real, rather than nominal, income to produce adjusted expected default forecasts. Management believe that this is an appropriate way to account for the aggregate inflationary risk in these unsecured portfolios and will continue to monitor both actual economic and customer outcomes to ensure that this adjustment remains reasonable and appropriate.
Commercial Banking: £116 million (31 December 2021: £nil)
Sectors at risk: £116 million (31 December 2021: £nil)
Management believe that new risks have emerged for certain sectors due to impacts from heightened inflationary pressures and rising interest rates beyond what is captured in the models. An adjustment of £116 million has been raised to increase ECL for specific commercial sectors deemed most susceptible to inflationary pressures. Management will continue to closely monitor all sectors of the economy and revise the sectors in scope of this judgement as risks and corporate borrower performance evolve.